Shareholder Report		12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		GUINNESS ATKINSON FUNDS
Entity Central Index Key		0000919160
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2025
Shareholder Report Annual or Semi-Annual		annual shareholder report
Guinness Atkinson Alternative Energy Fund
Shareholder Report [Line Items]
Fund Name		Guinness Atkinson Alternative Energy Fund
Class Name		Guinness Atkinson Alternative Energy Fund
Trading Symbol		GAAEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guinness Atkinson Alternative Energy Fund ("Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gafunds.com/our-funds/alternative-energy-fund/. You can also request this information by contacting us at (800) 915-6565.
Additional Information Phone Number		(800) 915-6565
Additional Information Website		https://www.gafunds.com/our-funds/alternative-energy-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Alternative Energy Fund	$126	1.11%

Expenses Paid, Amount		$ 126
Expense Ratio, Percent		1.11%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

What affected the Fund's performance?

In 2025, the Guinness Atkinson Alternative Energy Fund produced a total return of 26.65% vs the MSCI World Index (net return) of 21.09%.

Fund performance can be attributed to the following:

Within the portfolio, the strongest performers included:

  Our electrical equipment companies all performed well, driven by an acceleration in global electrification activity, grid spending and exposure to the data centre subsector. Amphenol shares were the single largest contributor for the year as quarterly results consistently beat expectations and forward earnings guidance was steadily increased. Amphenol's "IT Datacom" segment, which includes the data centre and AI activities, was largely responsible for the growth improvements. Legrand, our fourth strongest contributor also benefitted from the data centre theme with data centres now representing 25% of sales at Legrand following 22 acquisitions in the subsector since 2010. Legrand is now the most exposed European electrical company in our sustainable energy universe to the data centre theme.

  The second largest contributor was SPIE, which delivered upgraded guidance at its Capital Markets Day and benefitted from higher German infrastructure spending. Also in the top five was Prysmian, which announced a number of significant new power cable contract awards (taking its backlog to a record level, estimated at 17 billion euros) and benefited from US steel tariffs as a result of its US domestic manufacturing activity. SPIE, Prysmian and Amphenol are all additions to the portfolio within the last 14 months.

  Other strong subsectors were renewable power generation and clean energy equipment. While our generation companies saw only muted increases in cash returns and earnings forecasts over the year, there was increased optimism over the value of electrical network assets and baseload power generation capacity. Iberdrola benefitted from its large electrical network exposure while Ormat benefitted from improving sentiment towards geothermal power generation, with the company now extending geothermal power contracts at over $100/MWh.

  After a generally weak first half, a number of clean energy equipment companies including Vestas, Canadian Solar and First Solar delivered well and ended up as top ten contributors for the year. Their strength reflects an improving cyclical outlook. Outside the US, the outlook has improved due to China's anti-involution efforts to curb overcapacity across the solar supply chain, ease supply-chain competition and support pricing across the industry. Strong performance also resulted from the fact that valuation and sentiment were particularly low in this sub-sector at the start of 2025.

  We also note strong performance of Johnson Matthey, which performed well having accepted a bid for its Catalyst Technologies division for £1.8bn from Honeywell, at an implied attractive valuation of 15x TTM EBITDA.

Sectors and companies in the portfolio that were relatively weaker over the period included:

  Within electrification we hold a number of companies that sell components into the electric vehicle (EV) supply chain and that also have exposure to the internal combustion engine (ICE) vehicle supply chain. EV penetration growth slowed further in 2025 (relative to start of year expectations) as EV launch schedules were delayed and margins were pressured due to increasing Chinese competition. Gentherm and Samsung SDI suffered from these factors, together with uncertainties around Trump's tariffs, and we exited both positions in the first half of the year. Auto sector weakness also impacted power semiconductor manufacturer Onsemi with their shares weakening as expectations for the speed of recovery in their markets proved to be too optimistic.

  Our exposure to the building sector, predominantly via efficiency and insulation companies, suffered as the outlook for US construction continued to remain weak. Owens Corning suffered due to weakness in the North America residential market while Carlisle Companies saw a slowdown in non-residential spending, with project delays and cancellations causing management to lower organic growth guidance.

  Lastly, shares in Enphase continued to be weak as the elimination of the 25D US solar residential tax credit started to bring lower demand for US customer-owned residential solar systems.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return
	1 Year	5 Years	10 Years
Guinness Atkinson Alternative Energy Fund	26.65%	0.63%	7.78%
MSCI World Index (Net Return)	21.09%	12.14%	12.16%

No Deduction of Taxes [Text Block]		The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.
Net Assets	$ 18,161,065	$ 18,161,065
Holdings Count | shares	31	31
Advisory Fees Paid, Amount		$ 4,143
Investment Company, Portfolio Turnover		17.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of December 31, 2025)
Net Assets ($)	$18,161,065
Number of Portfolio Holdings	31
Portfolio Turnover Rate (%)	17%
Total Advisory Fees Paid ($)	$4,143

Holdings [Text Block]

What did the Fund invest in?

(as of December 31, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Iberdrola SA	4.90%
Amphenol Corp	4.60%
Legrand SA	4.30%
Nextera Energy Inc	4.30%
Schneider Electric SE	4.30%
Hubbell Inc	4.30%
Siemens AG	4.30%
First Solar Inc	4.00%
Trane Technologies PLC	3.90%
Eaton Corp PLC	3.90%
Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Iberdrola SA	4.90%
Amphenol Corp	4.60%
Legrand SA	4.30%
Nextera Energy Inc	4.30%
Schneider Electric SE	4.30%
Hubbell Inc	4.30%
Siemens AG	4.30%
First Solar Inc	4.00%
Trane Technologies PLC	3.90%
Eaton Corp PLC	3.90%

Material Fund Change [Text Block]		How has the Fund changed over the past year? The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.
Guinness Atkinson Asia Focus Fund
Shareholder Report [Line Items]
Fund Name		Guinness Atkinson Asia Focus Fund
Class Name		Guinness Atkinson Asia Focus Fund
Trading Symbol		IASMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guinness Atkinson Asia Focus Fund ("Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gafunds.com/our-funds/asia-focus-fund/. You can also request this information by contacting us at (800) 915-6565.
Additional Information Phone Number		(800) 915-6565
Additional Information Website		https://www.gafunds.com/our-funds/asia-focus-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Asia Focus Fund	$227	1.98%

Expenses Paid, Amount		$ 227
Expense Ratio, Percent		1.98%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund rose 29.67% compared the MSCI AC Far East ex Japan Index (Net Return) which rose 40.69%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

  Asia's economic performance during the year was characterized by trade resilience in the face of US tariffs, by stronger economic growth in China as the real estate market stabilized and new pillar industries achieved greater scale, and by technology manufacturing associated with the boom in artificial intelligence ("AI") capital expenditure.

  The performance of the benchmark was driven by significant stock price increases by a small group of five companies which together account for approximately 40% of the benchmark. The Fund holds four out of the five, but not with the same degree of concentration.

  The Fund's performance was led by these four stocks: Samsung Electronics (+135%) Alibaba (+75%), Taiwan Semiconductor Manufacturing Co (+52%) and Tencent (+44%). We also saw strong performance from small names like Elite Material (+181%), China Medical System, NetEase, Baidu and Ping An Insurance in China and from DBS in Singapore.

  Much of this strength is derived from demand for semiconductors and materials required for the extraordinary growth in infrastructure to support AI. In this group of outperformers we see not only China's progress in its own AI build out, but also signs of stabilization and recovery in its domestic economy.

  The weakest stocks were Corporate Travel Management (-34%), Meituan (-32%) and JD.com (-15%).

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return
	1 Year	5 Years	10 Years
Guinness Atkinson Asia Focus Fund	29.67%	-0.68%	7.23%
MSCI AC Far East ex Japan Index (Net Return)	40.69%	3.19%	8.47%

No Deduction of Taxes [Text Block]		The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.
Net Assets	$ 11,220,270	$ 11,220,270
Holdings Count | shares	30	30
Advisory Fees Paid, Amount		$ 69,104
Investment Company, Portfolio Turnover		16.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of December 31, 2025)
Net Assets ($)	$11,220,270
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	16%
Total Advisory Fees Paid ($)	$69,104

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Taiwan Semiconductor Manufacturing Co Ltd	5.70%
Samsung Electronics Co Ltd	5.50%
Elite Material Co Ltd	4.70%
DBS Group Holdings Ltd	4.50%
Tencent Holdings Ltd	4.40%
NetEase Inc - ADR	4.20%
Sany Heavy Industry Co Ltd	3.90%
Alibaba Group Holding Ltd	3.70%
Ping An Insurance Group Co of China Ltd - H Shares	3.60%
Applied Materials Inc	3.60%
Industry Breakdown (% of net assets)
Sector	% of Net Assets
Electronic Components - Semiconductor	12.50%
Commercial Banks	7.90%
E-Commerce/Services	6.40%
Semiconductor Components - Integrated Circuits	5.70%
Electronic Component Miscellaneous	4.70%
E-Commerce/Products	4.50%
Internet Application Software	4.40%
Entertainment Software	4.20%
Machinery - Construction & Mining	3.90%
Insurance	3.60%
Internet & Direct Marketing Retail	3.50%
Auto - Cars/Light Trucks	3.40%
Machinery - General Industries	3.20%
Textile - Apparel	3.10%
Banks	3.10%
Medical Products	3.10%
Food - Dairy Products	3.00%
Photo Equipment & Supplies	2.80%
Rental Auto/Equipment	2.80%
Metal Processors & Fabricators	2.80%
Pharmaceuticals	2.70%
Personal Care Products	2.60%
MRI/Medical Diagnostic Imaging	2.60%
Building Products - Cement/Aggregates	2.40%
Travel Services	1.60%

Largest Holdings [Text Block]

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Taiwan Semiconductor Manufacturing Co Ltd	5.70%
Samsung Electronics Co Ltd	5.50%
Elite Material Co Ltd	4.70%
DBS Group Holdings Ltd	4.50%
Tencent Holdings Ltd	4.40%
NetEase Inc - ADR	4.20%
Sany Heavy Industry Co Ltd	3.90%
Alibaba Group Holding Ltd	3.70%
Ping An Insurance Group Co of China Ltd - H Shares	3.60%
Applied Materials Inc	3.60%

Material Fund Change [Text Block]		How has the Fund changed over the past year? The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.
Guinness Atkinson China & Hong Kong Fund
Shareholder Report [Line Items]
Fund Name		Guinness Atkinson China & Hong Kong Fund
Class Name		Guinness Atkinson China & Hong Kong Fund
Trading Symbol		ICHKX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guinness Atkinson China & Hong Kong Fund ("Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gafunds.com/our-funds/china-hong-kong-fund/. You can also request this information by contacting us at (800) 915-6565.
Additional Information Phone Number		(800) 915-6565
Additional Information Website		https://www.gafunds.com/our-funds/china-hong-kong-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson China & Hong Kong Fund	$213	1.86%

Expenses Paid, Amount		$ 213
Expense Ratio, Percent		1.86%
Factors Affecting Performance [Text Block]
How did the Fund perform in 2025?

In 2025, the Guinness Atkinson China & Hong Kong Fund produced a total return of 28.96% vs the MSCI China Index (net return) of 31.17%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

Areas which helped the Fund's performance were:

  Stock selection in Industrials, driven by Weichai Power, Shandong Himile Mechanical, Hongfa Technology and Sany Heavy Industry.

  Stock selection in the Information Technology sector, led by Shenzhen H&T Intelligent.

  Stock selection in the Health Care sector, driven by Sino Biopharmaceutical.

Areas which detracted from the Fund's relative performance were:

  Underweight positions in Tencent and Alibaba. In the index, Tencent and Alibaba were the two largest stocks, with an index weight of 17% and 11% respectively. The Fund is run on an equally weighted basis and so each position has a neutral weight of 3.3%. As both stocks materially outperformed in the year, the structural underweight positions detracted from relative performance.

  The underweight to the Material sector, where the Fund has no exposure, reflecting our bottom-up stock selection process.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return
	1 Year	5 Years	10 Years
Guinness Atkinson China & Hong Kong Fund	28.96%	-4.71%	3.64%
MSCI China Index (Net Return)	31.17%	-3.19%	5.53%

No Deduction of Taxes [Text Block]		The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.
Net Assets	$ 26,746,828	$ 26,746,828
Holdings Count | shares	31	31
Advisory Fees Paid, Amount		$ 256,883
Investment Company, Portfolio Turnover		22.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of December 31, 2025)
Net Assets ($)	$26,746,828
Number of Portfolio Holdings	31
Portfolio Turnover Rate (%)	22%
Total Advisory Fees Paid ($)	$256,883

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Tencent Holdings Ltd	5.10%
Ping An Insurance Group Co of China Ltd - H Shares	4.20%
Hongfa Technology Co Ltd	4.10%
Shandong Himile Mechanical Science & Technology Co Ltd	3.90%
Weichai Power Co Ltd - H Shares	3.80%
AIA Group Ltd	3.70%
Inner Mongolia Yili Industrial Group Co Ltd - A Shares	3.70%
NARI Technology Co Ltd - A Shares	3.50%
Midea Group Co Ltd	3.50%
Baidu Inc - ADR	3.50%
Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Tencent Holdings Ltd	5.10%
Ping An Insurance Group Co of China Ltd - H Shares	4.20%
Hongfa Technology Co Ltd	4.10%
Shandong Himile Mechanical Science & Technology Co Ltd	3.90%
Weichai Power Co Ltd - H Shares	3.80%
AIA Group Ltd	3.70%
Inner Mongolia Yili Industrial Group Co Ltd - A Shares	3.70%
NARI Technology Co Ltd - A Shares	3.50%
Midea Group Co Ltd	3.50%
Baidu Inc - ADR	3.50%

Material Fund Change [Text Block]		How has the Fund changed over the past year? The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.
Guinness Atkinson Global Energy Fund
Shareholder Report [Line Items]
Fund Name		Guinness Atkinson Global Energy Fund
Class Name		Guinness Atkinson Global Energy Fund
Trading Symbol		GAGEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guinness Atkinson Global Energy Fund ("Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gafunds.com/our-funds/global-energy-fund/. You can also request this information by contacting us at (800) 915-6565.
Additional Information Phone Number		(800) 915-6565
Additional Information Website		https://www.gafunds.com/our-funds/global-energy-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Global Energy Fund	$159	1.47%

Expenses Paid, Amount		$ 159
Expense Ratio, Percent		1.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?

In 2025, the Guinness Atkinson Global Energy Fund produced a total return of 16.90% vs the MSCI World Index (net return) of 21.09%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

Within the portfolio, the strongest performers included:

  European integrateds: 5 of the top 8 contributors were European integrateds, reflecting strength in broader European stock markets and a tilting away (for BP and Shell) from low-carbon investments back towards growth from fossil fuels. Repsol's bias to middle distillate refining was also a positive, benefitting from Russian export disruption.

  Canadian integrateds: Canadian oil benchmarks strengthened slightly versus WTI, boosting cashflows, whilst the political environment for oil in Canada improved. Imperial Oil and Suncor were particular beneficiaries of this and higher refining margins.

  US refining: tighter refining capacity kept refining margins higher. Particular beneficiaries included Valero Energy and the US major Exxon.

Sectors in the portfolio that were relatively weaker over the period included:

  Services: Large-cap diversified service companies Halliburton, Schlumberger and Baker Hughes underperformed, driven by a declining US oil/gas rig count and continued capital discipline from exploration and production (E&P) companies and integrated oils.

  US E&Ps: Oil producers such as Devon, Diamondback and ConocoPhillips tend to have the greatest operational leverage in the portfolio to oil prices. With the spot Brent price down by 16% over the year, cashflows for these companies have shrunk.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Return
	1 Year	5 Years	10 Years
Guinness Atkinson Global Energy Fund	16.90%	18.24%	5.52%
MSCI World Index (Net Return)	21.09%	12.14%	12.16%
MSCI World Energy Index (Net Return)	13.32%	19.53%	7.62%

No Deduction of Taxes [Text Block]		The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.
Net Assets	$ 10,410,859	$ 10,410,859
Holdings Count | shares	32	32
Advisory Fees Paid, Amount		$ (5,691)
Investment Company, Portfolio Turnover		10.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of December 31, 2025)
Net Assets ($)	$10,410,859
Number of Portfolio Holdings	32
Portfolio Turnover Rate (%)	10%
Total Advisory Fees Paid ($)	($5,691)

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Exxon Mobil Corp	5.30%
Shell PLC	4.90%
BP PLC	4.90%
Chevron Corp	4.80%
TotalEnergies SE	4.70%
Valero Energy Corp	4.50%
ConocoPhillips	4.30%
Canadian Natural Resources Ltd	3.80%
Suncor Energy Inc	3.60%
Diamondback Energy Inc.	3.50%
Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Exxon Mobil Corp	5.30%
Shell PLC	4.90%
BP PLC	4.90%
Chevron Corp	4.80%
TotalEnergies SE	4.70%
Valero Energy Corp	4.50%
ConocoPhillips	4.30%
Canadian Natural Resources Ltd	3.80%
Suncor Energy Inc	3.60%
Diamondback Energy Inc.	3.50%

Material Fund Change [Text Block]		How has the Fund changed over the past year? The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.
Guinness Atkinson Global Innovators Fund | Investor Class
Shareholder Report [Line Items]
Fund Name		Guinness Atkinson Global Innovators Fund
Class Name		Investor Class
Trading Symbol		IWIRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guinness Atkinson Global Innovators Fund ("Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gafunds.com/our-funds/global-innovators-fund/. You can also request this information by contacting us at (800) 915-6565.
Additional Information Phone Number		(800) 915-6565
Additional Information Website		https://www.gafunds.com/our-funds/global-innovators-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$138	1.25%

Expenses Paid, Amount		$ 138
Expense Ratio, Percent		1.25%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

In 2025, the Guinness Atkinson Global Innovators Fund – Investor Class produced a total return of 20.24% vs the MSCI World Index (Net Return) of 21.09%.

Fund performance can be attributed to:

  The Fund benefitted from both positive asset allocation and stock selection within the Information Technology sector, partly driven by the Fund's overweight position to names in the semiconductor industry. Fund holdings LAM Research (+139.2% USD), KLA Corp (+94.5%) and Applied Materials (+59.6%) have all seen increasing semiconductor equipment spending and heightened demand from the ongoing artificial intelligence ("AI") infrastructure buildout.

  The Fund generated positive asset allocation from its relative overweight position to the Communication Services sector. Further, having no exposure to the weaker performing sectors of Consumer Staples, Utilities and Real Estate provided a material benefit to performance.

  Stock selection within the Financials sector acted as the greatest detractor to performance primarily due to the Fund's holding in London Stock Exchange Group (-13.7%). The stock faced weakness from investor concerns over the threat posed by AI to the company's model and datasets, despite delivering strong earnings over the year.

  The Fund's quality approach was a headwind in 2025, with the factor suffering a rare year of underperformance relative to MSCI World. High-quality stocks lagged as optimism surrounding AI fuelled greater risk-taking behaviour.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return
	1 Year	5 Years	10 Years
Guinness Atkinson Global Innovators Fund - Investor Class	20.24%	11.35%	14.64%
MSCI World Index (Net Return)	21.09%	12.14%	12.16%

No Deduction of Taxes [Text Block]		The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.
Net Assets	$ 194,281,731	$ 194,281,731
Holdings Count | shares	30	30
Advisory Fees Paid, Amount		$ 1,251,068
Investment Company, Portfolio Turnover		16.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of December 31, 2025)
Net Assets ($)	$194,281,731
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	16%
Total Advisory Fees Paid ($)	$1,251,068

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Lam Research Corp	3.60%
Applied Materials Inc	3.60%
Salesforce, Inc.	3.50%
Alphabet Inc - A Shares	3.50%
Meta Platforms Inc. - Class A	3.50%
Siemens Healthineers AG	3.40%
Intercontinental Exchange Inc	3.40%
ABB Ltd	3.40%
Danaher Corp	3.40%
Adobe Inc	3.40%
Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Lam Research Corp	3.60%
Applied Materials Inc	3.60%
Salesforce, Inc.	3.50%
Alphabet Inc - A Shares	3.50%
Meta Platforms Inc. - Class A	3.50%
Siemens Healthineers AG	3.40%
Intercontinental Exchange Inc	3.40%
ABB Ltd	3.40%
Danaher Corp	3.40%
Adobe Inc	3.40%

Material Fund Change [Text Block]		How has the Fund changed over the past year? The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.
Guinness Atkinson Global Innovators Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name		Guinness Atkinson Global Innovators Fund
Class Name		Institutional Class
Trading Symbol		GINNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guinness Atkinson Global Innovators Fund ("Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gafunds.com/our-funds/global-innovators-fund/. You can also request this information by contacting us at (800) 915-6565.
Additional Information Phone Number		(800) 915-6565
Additional Information Website		https://www.gafunds.com/our-funds/global-innovators-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$110	1.00%

Expenses Paid, Amount		$ 110
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

In 2025, the Guinness Atkinson Global Innovators Fund – Institutional Class produced a total return of 20.54% vs the MSCI World Index (Net Return) of 21.09%.

Fund performance can be attributed to:

  The Fund benefitted from both positive asset allocation and stock selection within the Information Technology sector, partly driven by the Fund's overweight position to names in the semiconductor industry. Fund holdings LAM Research (+139.2% USD), KLA Corp (+94.5%) and Applied Materials (+59.6%) have all seen increasing semiconductor equipment spending and heightened demand from the ongoing artificial intelligence ("AI") infrastructure buildout.

  The Fund generated positive asset allocation from its relative overweight position to the Communication Services sector. Further, having no exposure to the weaker performing sectors of Consumer Staples, Utilities and Real Estate provided a material benefit to performance.

  Stock selection within the Financials sector acted as the greatest detractor to performance primarily due to the Fund's holding in London Stock Exchange Group (-13.7%). The stock faced weakness from investor concerns over the threat posed by AI to the company's model and datasets, despite delivering strong earnings over the year.

  The Fund's quality approach was a headwind in 2025, with the factor suffering a rare year of underperformance relative to MSCI World. High-quality stocks lagged as optimism surrounding AI fuelled greater risk-taking behaviour.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return
	1 Year	5 Years	10 Years
Guinness Atkinson Global Innovators Fund - Institutional Class	20.54%	11.63%	14.92%
MSCI World Index (Net Return)	21.09%	12.14%	12.16%

No Deduction of Taxes [Text Block]		The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.
Net Assets	$ 194,281,731	$ 194,281,731
Holdings Count | shares	30	30
Advisory Fees Paid, Amount		$ 1,251,068
Investment Company, Portfolio Turnover		16.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of December 31, 2025)
Net Assets ($)	$194,281,731
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	16%
Total Advisory Fees Paid ($)	$1,251,068

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Lam Research Corp	3.60%
Applied Materials Inc	3.60%
Salesforce, Inc.	3.50%
Alphabet Inc - A Shares	3.50%
Meta Platforms Inc. - Class A	3.50%
Siemens Healthineers AG	3.40%
Intercontinental Exchange Inc	3.40%
ABB Ltd	3.40%
Danaher Corp	3.40%
Adobe Inc	3.40%
Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Lam Research Corp	3.60%
Applied Materials Inc	3.60%
Salesforce, Inc.	3.50%
Alphabet Inc - A Shares	3.50%
Meta Platforms Inc. - Class A	3.50%
Siemens Healthineers AG	3.40%
Intercontinental Exchange Inc	3.40%
ABB Ltd	3.40%
Danaher Corp	3.40%
Adobe Inc	3.40%

Material Fund Change [Text Block]		How has the Fund changed over the past year? The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.
Guinness Atkinson Asia Pacific Dividend Builder ETF
Shareholder Report [Line Items]
Fund Name		Guinness Atkinson Asia Pacific Dividend Builder ETF
Class Name		Guinness Atkinson Asia Pacific Dividend Builder ETF
Trading Symbol		ADIV
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guinness Atkinson Asia Pacific Dividend Builder ETF ("Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gafunds.com/our-funds/adiv/. You can also request this information by contacting us at (866) 307-5990.
Additional Information Phone Number		(866) 307-5990
Additional Information Website		https://www.gafunds.com/our-funds/adiv/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Asia Pacific Dividend Builder ETF	$87	0.78%

Expenses Paid, Amount		$ 87
Expense Ratio, Percent		0.78%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?

The Fund rose 22.42% in 2025 vs MSCI AC Pacific ex-Japan Index (Net Return) which rose 35.79%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

  The Fund targets dividend paying companies with a higher profitability profile (measured by their Return on Capital) that is consistent for year to year. Of the five market leaders in 2025 – Alibaba, Samsung Electronics, SK Hynix, Tencent and TSMC, only TSMC makes it into our universe of stocks with these characteristics. This year, with the significant outperformance by this small group of five largest benchmark stocks, the Fund has lagged.

  The biggest contributors to Fund performance came from good stock selection with stocks such as NetEase in Communication Services, China Medical System in Health Care outperforming. The Financials segment was also good for the Fund with banks and Insurers in China, Hong Kong, Korea and Singapore all contributing meaningfully.

  The drags on performance were evident in the Technology and Consumer Discretionary sectors. In the technology sector semiconductor makers such as SK Hynix, Samsung and TSMC moved sharply higher on demand from the AI investment boom. The fund has some exposure through Elite Material, Hon Hai Precision and Broadcom all of which did well.

  In the Consumer Discretionary sector, our lack of exposure to Alibaba hurt this year. Furthermore, Corporate Travel Management, which operates across Asia, Europe and the USA, has an audit issue concerning its revenue recognition policy in the European division and the stock remains suspended until that is resolved.

  The Fund's positioning means it still has some exposure to the AI theme from a manufacturing standpoint, but it is primarily positioned to benefit from regional growth and the long-term development of production and sales networks across the region and emerging markets.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return
	1 Year	5 Year	10 Year
Asia Pacific Dividend Builder ETF	22.42%	7.53%	9.37%
MSCI AC Pacific ex Japan Index (Net Return)	35.79%	3.77%	8.39%

No Deduction of Taxes [Text Block]		The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.
Material Change Date		Dec. 01, 2025
Net Assets	$ 29,188,699	$ 29,188,699
Holdings Count | shares	36	36
Advisory Fees Paid, Amount		$ (56,940)
Investment Company, Portfolio Turnover		18.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of December 31, 2025)
Net Assets ($)	$29,188,699
Number of Portfolio Holdings	36
Portfolio Turnover Rate (%)	18%
Total Advisory Fees Paid ($)	($56,940)

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
BOC Hong Kong Holdings Ltd	3.40%
Ping An Insurance Group Co of China Ltd - H Shares	3.30%
Industrial & Commercial Bank of China Ltd - H Shares	3.20%
Elite Material Co Ltd	3.20%
China Resources Gas Group Ltd	3.10%
China Construction Bank Corp - H Shares	3.10%
Tech Mahindra Ltd	3.00%
Sonic Healthcare Ltd	3.00%
DBS Group Holdings Ltd	3.00%
Suofeiya Home Collection - A Shares	3.00%
Sectors (% of net assets)
Sector	% of Net Assets
Financial	39.60%
Technology	17.60%
Consumer, Cyclical	17.10%
Consumer, Non-cyclical	11.10%
Industrial	10.90%
Utilities	3.10%

Largest Holdings [Text Block]

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
BOC Hong Kong Holdings Ltd	3.40%
Ping An Insurance Group Co of China Ltd - H Shares	3.30%
Industrial & Commercial Bank of China Ltd - H Shares	3.20%
Elite Material Co Ltd	3.20%
China Resources Gas Group Ltd	3.10%
China Construction Bank Corp - H Shares	3.10%
Tech Mahindra Ltd	3.00%
Sonic Healthcare Ltd	3.00%
DBS Group Holdings Ltd	3.00%
Suofeiya Home Collection - A Shares	3.00%

Material Fund Change [Text Block]		How has the Fund changed over the past year? Effective December 1, 2025, Guinness Atkinson replaced the former term "SmartETFs" with "Guinness Atkinson" in the Fund's name.
Material Fund Change Name [Text Block]		Effective December 1, 2025, Guinness Atkinson replaced the former term "SmartETFs" with "Guinness Atkinson" in the Fund's name.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.
Guinness Atkinson Dividend Builder ETF
Shareholder Report [Line Items]
Fund Name		Guinness Atkinson Dividend Builder ETF
Class Name		Guinness Atkinson Dividend Builder ETF
Trading Symbol		DIVS
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guinness Atkinson Dividend Builder ETF ("Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gafunds.com/our-funds/divs/. You can also request this information by contacting us at (866) 307-5990.
Additional Information Phone Number		(866) 307-5990
Additional Information Website		https://www.gafunds.com/our-funds/divs/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Dividend Builder ETF	$69	0.65%

Expenses Paid, Amount		$ 69
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?

For the 12-month period ended December 31, 2025, the Fund returned +11.57% whilst the MSCI World Index (Net Return) returned +21.09%.

Fund performance can be attributed to:

  Over the course of 2025, the Fund's underweight portfolio exposure to Communication Services (which gained +32.4% USD) and Financials (gained +29.6% USD) acted as a headwind as these were the two best-performing sectors in the index.

  Furthermore, the overweight sector allocation to Consumer Staples was a drag as the sector returned +9.5% (USD) in 2025, notably behind the benchmark (+21.1% USD).

  However, zero-weight allocation in Consumer Discretionary (+8.7% USD), Energy (+14.4% USD) and Real Estate (+3.4% USD) were a positive as all three sectors underperformed the index.

  Additionally, strong stock selection in IT was a tailwind, with notably good performance from names like Broadcom (+50.6% USD), TSMC (+53.0% USD), and Cisco (+33.5% USD), all benefitting from the data center build-out and broader AI-driven demand.

Quality was a headwind in 2025, suffering a rare year of underperformance relative to MSCI World. High-quality stocks lagged as optimism surrounding AI fueled greater risk-taking behavior. This was exacerbated by the outperformance of Value in Europe, and especially banks, whose high yields make them a favorite among some income-seeking equity strategies. However, we had no exposure to banks as their cyclical and heavily regulated nature makes them lower-quality companies. This challenged performance relative to the benchmark and the peer group.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return
	1 Year	5 Year	10 Year
Dividend Builder ETF	11.57%	10.44%	11.25%
MSCI World Index (Net Return)	21.09%	12.14%	12.16%

No Deduction of Taxes [Text Block]		The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.
Material Change Date		Dec. 01, 2025
Net Assets	$ 41,259,569	$ 41,259,569
Holdings Count | shares	35	35
Advisory Fees Paid, Amount		$ 50,328
Investment Company, Portfolio Turnover		12.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of December 31, 2025)
Net Assets ($)	$41,259,569
Number of Portfolio Holdings	35
Portfolio Turnover Rate (%)	12%
Total Advisory Fees Paid ($)	$50,328

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Taiwan Semiconductor Manufacturing Co Ltd	3.80%
ABB Ltd	3.60%
Johnson & Johnson	3.50%
Danone SA	3.40%
Roche Holding AG	3.40%
Assa Abloy AB-B	3.40%
Broadcom Inc	3.40%
Reckitt Benckiser Group PLC	3.30%
Cisco Systems Inc	3.20%
AbbVie Inc	3.20%
Sectors (% of net assets)
Sector	% of Net Assets
Consumer, Non-cyclical	41.10%
Industrial	23.10%
Technology	13.40%
Financial	12.90%
Communications	6.60%
Consumer, Cyclical	2.20%

Largest Holdings [Text Block]

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Taiwan Semiconductor Manufacturing Co Ltd	3.80%
ABB Ltd	3.60%
Johnson & Johnson	3.50%
Danone SA	3.40%
Roche Holding AG	3.40%
Assa Abloy AB-B	3.40%
Broadcom Inc	3.40%
Reckitt Benckiser Group PLC	3.30%
Cisco Systems Inc	3.20%
AbbVie Inc	3.20%

Material Fund Change [Text Block]		How has the Fund changed over the past year? Effective December 1, 2025, Guinness Atkinson replaced the former term "SmartETFs" with "Guinness Atkinson" in the Fund's name.
Material Fund Change Name [Text Block]		Effective December 1, 2025, Guinness Atkinson replaced the former term "SmartETFs" with "Guinness Atkinson" in the Fund's name.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.
Guinness Atkinson International Dividend Builder ETF
Shareholder Report [Line Items]
Fund Name	Guinness Atkinson International Dividend Builder ETF
Class Name	Guinness Atkinson International Dividend Builder ETF
Trading Symbol	GAID
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guinness Atkinson International Dividend Builder ETF ("Fund") for the period of December 19, 2025 (commencement of operations) to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gafunds.com/our-funds/gaid/. You can also request this information by contacting us at (866) 307-5990.
Additional Information Phone Number	(866) 307-5990
Additional Information Website	https://www.gafunds.com/our-funds/gaid/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson International Dividend Builder ETF	$45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Net Assets	$ 377,028	$ 377,028
Holdings Count | shares	28	28
Advisory Fees Paid, Amount	$ 60
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of December 31, 2025)
Net Assets ($)	$377,028
Number of Portfolio Holdings	28
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid ($)	$60

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
DBS Group Holdings Ltd	3.50%
Hong Kong Exchanges & Clearing Ltd	3.50%
JB Hi-Fi Ltd	3.50%
Atlas Copco AB	3.40%
Assa Abloy AB	3.40%
Alimentation Couche-Tard Inc	3.40%
FinecoBank Banca Fineco SpA	3.40%
Roche Holding AG	3.40%
Daikin Industries Ltd	3.40%
Euronext NV	3.40%
Industry Breakdown (% of net assets)
Sector	% of Net Assets
Financial	20.50%
Consumer, Cyclical	19.80%
Industrial	16.70%
Technology	6.50%
Consumer, Non-cyclical	23.10%
Communications	6.60%

Largest Holdings [Text Block]

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
DBS Group Holdings Ltd	3.50%
Hong Kong Exchanges & Clearing Ltd	3.50%
JB Hi-Fi Ltd	3.50%
Atlas Copco AB	3.40%
Assa Abloy AB	3.40%
Alimentation Couche-Tard Inc	3.40%
FinecoBank Banca Fineco SpA	3.40%
Roche Holding AG	3.40%
Daikin Industries Ltd	3.40%
Euronext NV	3.40%

Material Fund Change [Text Block]	How has the Fund changed over the past year? The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.
Guinness Atkinson Real Assets Income ETF
Shareholder Report [Line Items]
Fund Name	Guinness Atkinson Real Assets Income ETF
Class Name	Guinness Atkinson Real Assets Income ETF
Trading Symbol	GARA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guinness Atkinson Real Assets Income ETF ("Fund") for the period of December 19, 2025 (commencement of operations) to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gafunds.com/our-funds/gara/. You can also request this information by contacting us at (866) 307-5990.
Additional Information Phone Number	(866) 307-5990
Additional Information Website	https://www.gafunds.com/our-funds/gara/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Real Assets Income ETF	$45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Net Assets	$ 379,695	$ 379,695
Holdings Count | shares	35	35
Advisory Fees Paid, Amount	$ 60
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of December 31, 2025)
Net Assets ($)	$379,695
Number of Portfolio Holdings	35
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid ($)	$60

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Engie SA	3.20%
Ventas Inc	3.10%
Primary Health Properties PLC	3.00%
Cellnex Telecom SA	3.00%
Elia Group SA/NV	3.00%
Prologis Inc	3.00%
3i Infrastructure PLC	2.90%
Brookfield Infrastructure Partners LP	2.90%
Iberdrola SA	2.90%
Severn Trent PLC	2.90%
Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Engie SA	3.20%
Ventas Inc	3.10%
Primary Health Properties PLC	3.00%
Cellnex Telecom SA	3.00%
Elia Group SA/NV	3.00%
Prologis Inc	3.00%
3i Infrastructure PLC	2.90%
Brookfield Infrastructure Partners LP	2.90%
Iberdrola SA	2.90%
Severn Trent PLC	2.90%

Material Fund Change [Text Block]	How has the Fund changed over the past year? The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.
Guinness Atkinson US Dividend Builder ETF
Shareholder Report [Line Items]
Fund Name	Guinness Atkinson US Dividend Builder ETF
Class Name	Guinness Atkinson US Dividend Builder ETF
Trading Symbol	GAUD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guinness Atkinson US Dividend Builder ETF ("Fund") for the period of December 19, 2025 (commencement of operations) to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gafunds.com/our-funds/gaud/. You can also request this information by contacting us at (866) 307-5990.
Additional Information Phone Number	(866) 307-5990
Additional Information Website	https://www.gafunds.com/our-funds/gaud/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson US Dividend Builder ETF	$35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Net Assets	$ 247,923	$ 247,923
Holdings Count | shares	30	30
Advisory Fees Paid, Amount	$ 32
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of December 31, 2025)
Net Assets ($)	$247,923
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid ($)	$32

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
BlackRock Inc	3.50%
AbbVie Inc	3.40%
TE Connectivity PLC	3.40%
FactSet Research Systems Inc	3.40%
Cisco Systems Inc	3.40%
Accenture PLC	3.40%
Johnson & Johnson	3.30%
Aflac Inc	3.30%
Lockheed Martin Corp	3.30%
Avery Dennison Corp	3.30%
Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
BlackRock Inc	3.50%
AbbVie Inc	3.40%
TE Connectivity PLC	3.40%
FactSet Research Systems Inc	3.40%
Cisco Systems Inc	3.40%
Accenture PLC	3.40%
Johnson & Johnson	3.30%
Aflac Inc	3.30%
Lockheed Martin Corp	3.30%
Avery Dennison Corp	3.30%

Material Fund Change [Text Block]	How has the Fund changed over the past year? The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.
Guinness Atkinson Smart Transportation & Technology ETF
Shareholder Report [Line Items]
Fund Name		Guinness Atkinson Smart Transportation & Technology ETF
Class Name		Guinness Atkinson Smart Transportation & Technology ETF
Trading Symbol		MOTO
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guinness Atkinson Smart Transportation & Technology ETF ("Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gafunds.com/our-funds/moto/. You can also request this information by contacting us at (866) 307-5990.
Additional Information Phone Number		(866) 307-5990
Additional Information Website		https://www.gafunds.com/our-funds/moto/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Smart Transportation & Technology ETF	$77	0.68%

Expenses Paid, Amount		$ 77
Expense Ratio, Percent		0.68%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?

In 2025, Guinness Atkinson Smart Transportation & Technology ETF produced a total return of 27.55% vs the MSCI World Index (net return) of 21.09%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

  EV Manufacturers (23.3% exposure) was the strongest category over the period, delivering an average +26.6% total return over the period. Equipment (37.1% exposure) was the second strongest category, returning +24.6%. The weakest category was Electronics (32.8% exposure), where the average company delivered 21.3%.

    Within EV Manufacturers, Volvo was a notable performer, delivering a positive return of +41.6%, with new product launches in the US helping to win market share and its localized manufacturing base helping to mitigate tariff impacts.

    Within Equipment, we hold a 58.0% weighting to Components, a 33.9% weighting to Autonomous, and a 8.1% weighting to Batteries. The average semiconductor name returned 39.4%, the average autonomous name returned 16.2%, and the average battery name returned 25.3%.

    Within Electronics, we hold a 61% weighting to semiconductors, a 13.8% weighting to connectivity, and a 25.2% weighting to general electronics. Amphenol was a notable strong performer in general electronics, returning 96.1% in the year as the company has benefitted from its role as a key enabler of the data centre build out.

  The Fund's three top performers were Dana Inc (+110.4%), Amphenol (+96.1%), and Johnson Matthey (+78.6%). Dana Inc has enjoyed a strong recovery in 2025 thanks to consistent execution of its cost-saving strategy and the divestiture of a key division which has enabled the company to pay down debt.

  The Fund's 3 weakest performers were Mobileye (-47.6%), Power Integrations (-41.3%), and Skyworks Solutions (-25.5%). Mobileye has suffered from excess inventories at customers, subdued demand and the removal of consumer tax credits in the US which has impacted demand for their products towards the end of the year.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return
	1 Year	5 Year	Since Inception (11/14/2019)
Smart Transportation & Technology ETF	27.55%	7.24%	15.19%
MSCI World Index (Net Return)	21.09%	12.14%	13.24%

Performance Inception Date		Nov. 14, 2019
No Deduction of Taxes [Text Block]		The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.
Material Change Date		Dec. 01, 2025
Net Assets	$ 8,028,909	$ 8,028,909
Holdings Count | shares	36	36
Advisory Fees Paid, Amount		$ 11,357
Investment Company, Portfolio Turnover		8.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of December 31, 2025)
Net Assets ($)	$8,028,909
Number of Portfolio Holdings	36
Portfolio Turnover Rate (%)	8%
Total Advisory Fees Paid ($)	$11,357

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographical Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Taiwan Semiconductor Manufacturing Co Ltd	4.60%
NVIDIA Corp	4.40%
Amphenol Corp Class A	4.40%
Alphabet Inc Class C	4.30%
Tesla Inc	4.10%
Quanta Services Inc	3.90%
TE Connectivity Ltd	3.90%
Volvo AB Class B	3.80%
Siemens AG	3.70%
Eaton Corp PLC	3.50%
Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographical Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Taiwan Semiconductor Manufacturing Co Ltd	4.60%
NVIDIA Corp	4.40%
Amphenol Corp Class A	4.40%
Alphabet Inc Class C	4.30%
Tesla Inc	4.10%
Quanta Services Inc	3.90%
TE Connectivity Ltd	3.90%
Volvo AB Class B	3.80%
Siemens AG	3.70%
Eaton Corp PLC	3.50%

Material Fund Change [Text Block]		How has the Fund changed over the past year? Effective December 1, 2025, Guinness Atkinson replaced the former term "SmartETFs" with "Guinness Atkinson" in the Fund's name.
Material Fund Change Name [Text Block]		Effective December 1, 2025, Guinness Atkinson replaced the former term "SmartETFs" with "Guinness Atkinson" in the Fund's name.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.
Guinness Atkinson Sustainable Energy ETF
Shareholder Report [Line Items]
Fund Name		Guinness Atkinson Sustainable Energy ETF
Class Name		Guinness Atkinson Sustainable Energy ETF
Trading Symbol		SOLR
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guinness Atkinson Sustainable Energy ETF ("Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gafunds.com/our-funds/solr/. You can also request this information by contacting us at (866) 307-5990.
Additional Information Phone Number		(866) 307-5990
Additional Information Website		https://www.gafunds.com/our-funds/solr/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Sustainable Energy ETF	$89	0.79%

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?

In 2025, the Guinness Atkinson Sustainable Energy ETF produced a total return of 26.44% vs the MSCI World Index (net return) of 21.09%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

Within the portfolio, the strongest performers included:

  Our electrical equipment companies all performed well, driven by an acceleration in global electrification activity, grid spending and exposure to the data centre subsector. Amphenol shares were the single largest contributor for the year as quarterly results consistently beat expectations and forward earnings guidance was steadily increased. Amphenol's "IT Datacom" segment, which includes the data centre and AI activities, was largely responsible for the growth improvements. Legrand, our fourth strongest contributor also benefitted from the data centre theme with data centres now representing 25% of sales at Legrand following 22 acquisitions in the subsector since 2010. Legrand is now the most exposed European electrical company in our sustainable energy universe to the data centre theme.

  The second largest contributor was SPIE, which delivered upgraded guidance at its Capital Markets Day and benefitted from higher German infrastructure spending. Also in the top five was Prysmian, which announced a number of significant new power cable contract awards (taking its backlog to a record level, estimated at 17 billion euros) and benefited from US steel tariffs as a result of its US domestic manufacturing activity. SPIE, Prysmian and Amphenol are all additions to the portfolio within the last 14 months.

  Other strong subsectors were renewable power generation and clean energy equipment. While our generation companies saw only muted increases in cash returns and earnings forecasts over the year, there was increased optimism over the value of electrical network assets and baseload power generation capacity. Iberdrola benefitted from its large electrical network exposure while Ormat benefitted from improving sentiment towards geothermal power generation, with the company now extending geothermal power contracts at over $100/MWh.

  After a generally weak first half, a number of clean energy equipment companies including Vestas, Canadian Solar and First Solar delivered well and ended up as top ten contributors for the year. Their strength reflects an improving cyclical outlook. Outside the US, the outlook has improved due to China's anti-involution efforts to curb overcapacity across the solar supply chain, ease supply-chain competition and support pricing across the industry. Strong performance also resulted from the fact that valuation and sentiment were particularly low in this sub-sector at the start of 2025.

  We also note strong performance of Johnson Matthey, which performed well having accepted a bid for its Catalyst Technologies division for £1.8bn from Honeywell, at an implied attractive valuation of 15x TTM EBITDA.

Sectors and companies in the portfolio that were relatively weaker over the period included:

  The more pressured parts of the portfolio also covered a range of end markets. Within electrification we hold a number of companies that sell components into the electric vehicle (EV) supply chain and that also have exposure to the internal combustion engine (ICE) vehicle supply chain. EV penetration growth slowed further in 2025 (relative to start of year expectations) as EV launch schedules were delayed and margins were pressured due to increasing Chinese competition. Gentherm and Samsung SDI suffered from these factors, together with uncertainties around Trump's tariffs, and we exited both positions in the first half of the year. Auto sector weakness also impacted power semiconductor manufacturer Onsemi with their shares weakening as expectations for the speed of recovery in their markets proved to be too optimistic.

  Our exposure to the building sector, predominantly via efficiency and insulation companies, suffered as the outlook for US construction continued to remain weak. Owens Corning suffered due to weakness in the North America residential market while Carlisle Companies saw a slowdown in non-residential spending, with project delays and cancellations causing management to lower organic growth guidance.

  Lastly, shares in Enphase continued to be weak as the elimination of the 25D US solar residential tax credit started to bring lower demand for US customer-owned residential solar systems.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return
	1 Year	5 Year	Since Inception (11/11/2020)
Sustainable Energy ETF	26.47%	1.80%	5.14%
MSCI World Index (Net Return)	21.09%	12.14%	13.19%

Performance Inception Date		Nov. 11, 2020
No Deduction of Taxes [Text Block]		The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.
Material Change Date		Dec. 01, 2025
Net Assets	$ 4,043,759	$ 4,043,759
Holdings Count | shares	31	31
Advisory Fees Paid, Amount		$ (88,126)
Investment Company, Portfolio Turnover		18.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of December 31, 2025)
Net Assets ($)	$4,043,759
Number of Portfolio Holdings	31
Portfolio Turnover Rate (%)	18%
Total Advisory Fees Paid ($)	($88,126)

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Iberdrola SA	4.80%
Amphenol Corp	4.50%
Hubbell Inc	4.30%
Legrand SA	4.30%
Siemens AG	4.30%
Schneider Electric SE	4.30%
Nextera Energy Inc	4.30%
First Solar Inc	4.00%
Eaton Corp PLC	3.80%
Spie SA	3.80%
Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Iberdrola SA	4.80%
Amphenol Corp	4.50%
Hubbell Inc	4.30%
Legrand SA	4.30%
Siemens AG	4.30%
Schneider Electric SE	4.30%
Nextera Energy Inc	4.30%
First Solar Inc	4.00%
Eaton Corp PLC	3.80%
Spie SA	3.80%

Material Fund Change [Text Block]		How has the Fund changed over the past year? Effective December 1, 2025, Guinness Atkinson replaced the former term "SmartETFs" with "Guinness Atkinson" in the Fund's name.
Material Fund Change Name [Text Block]		Effective December 1, 2025, Guinness Atkinson replaced the former term "SmartETFs" with "Guinness Atkinson" in the Fund's name.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.